Condensed Balance Sheets (Unaudited) - USD ($)	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 1,930,952	$ 918,260	$ 723,481
Accounts receivable	0	2,321
Inventory	676,909	674,139	750,774
Prepaid expenses	222,200	49,383	94,750
Other current assets	40,374	40,374	69,037
Deferred offering costs	0	246,400
Total current assets	2,870,435	1,930,877	1,638,042
Property and equipment, net	60,661	70,035	94,669
Right-of-use assets, net	549,227	88,535	194,660
TOTAL ASSETS	3,480,323	2,089,447	1,927,371
CURRENT LIABILITIES
Accounts payable	1,040,687	694,745	335,781
Accrued expenses	644,610	1,053,636	288,927
Operating lease liabilities	0	90,968	107,632
Current portion of notes payable	130,000	1,630,000	130,000
PPP loans payable			250,200
Other current liabilities	170,133	1,220	1,220
Total current liabilities	1,985,430	3,470,569	1,113,760
LONG-TERM LIABILITIES
Notes payable	1,000,000	4,441,807	2,500,000
Accrued expenses	203,578	232,868	132,234
Operating lease liabilities, long-term portion	549,227	0	90,967
Total long-term liabilities	1,752,805	4,674,675	2,723,201
TOTAL LIABILITIES	3,738,235	8,145,244	3,836,961
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS EQUITY (DEFICIT)
Common Stock	8,349	3,323	3,313
Additional paid-in capital	58,858,173	48,343,305	47,661,262
Accumulated deficit	(59,124,837)	(54,402,908)	(49,574,648)
TOTAL STOCKHOLDERS EQUITY (DEFICIT)	(257,912)	(6,055,797)	(1,909,590)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT)	3,480,323	2,089,447	1,927,371
Series A, B and C Convertible Preferred Stock
STOCKHOLDERS EQUITY (DEFICIT)
Preferred stock	$ 403	$ 483	$ 483